Intangible Assets - Summary of Goodwill Allocated to Each Cash-Generation Unit (Parenthetical) (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mobile services [member] | ICT [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%
Discount rate	8.72%
Impairment loss on goodwill	₩ 0	₩ 0	₩ 0
Mobile services [member] | Bottom of range [member] | ICT [member]
Disclosure of detailed information about intangible assets [line items]
Expected revenue growth rate	2.02%
Mobile services [member] | Top of range [member] | ICT [member]
Disclosure of detailed information about intangible assets [line items]
Expected revenue growth rate	5.65%
Marketing [member] | Mobile services [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%
Expected revenue growth rate	2.02%
Discount rate	8.72%
Impairment loss on goodwill	₩ 0	0	0
Finance [member]
Disclosure of detailed information about intangible assets [line items]
Description of calculation of recoverable amount	The recoverable amounts of BC Card Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate (-)0.30% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 8.56% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on BC Card Co., Ltd. for the years ended December 31, 2019, 2020 and 2021.
Finance [member] | BC Card Co., Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%
Expected revenue growth rate	0.30%
Discount rate	8.56%
Impairment loss on goodwill	₩ 0	0	0
Others [member] | HCN Co Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss on goodwill	₩ 0
Others [member] | BOOK CLUB MILLIE [Member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	1.00%
Expected revenue growth rate	27.77%
Discount rate	16.92%
Impairment loss on goodwill	₩ 0
Others [member] | Epsilon Global Communications [Member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	1.00%
Expected revenue growth rate	11.24%
Discount rate	8.08%
Impairment loss on goodwill	₩ 0
Description of calculation of recoverable amount	The recoverable amounts of Epsilon Global Communications Pte. Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next nine years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after nine years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 11.24% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 8.08% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on Epsilon Global Communications Pte. Ltd. for the years ended December 31, 2021.
Others [member] | MEDIA GENIE Co Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%
Expected revenue growth rate	3.12%
Discount rate	16.72%
Impairment loss on goodwill	₩ 0
Description of calculation of recoverable amount	The recoverable amounts of MEDIA GENIE Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 3.12% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 16.72% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on MEDIA GENIE Co., Ltd. for the years ended December 31, 2021.
Others [member] | KT Telecop Co., Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	1.00%
Expected revenue growth rate	0.72%
Discount rate	11.59%
Impairment loss on goodwill	₩ 0	₩ 0	₩ 0
Description of calculation of recoverable amount	The recoverable amounts of KT Telecop Co., Ltd. are calculated based on value-in use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 0.72% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 11.59% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on KT Telecop Co., Ltd. for the years ended December 31, 2019, 2020 and 2021.
Satellite TV [member] | HCN Co Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%
Expected revenue growth rate	3.02%
Discount rate	11.81%